STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation to statutory reserves	¥ 150.3	¥ 176.9	¥ 91.1
Net assets subject to restriction on the distribution of share capital	¥ 21,200.0